INTANGIBLE ASSETS - Movements in impairment of Intangible assets (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Value, at the beginning of the year	$ 793,489
Increases			$ (2,719)
Value, at the end of the year	906,426	$ 793,489
Impairment allowance
Intangible assets
Value, at the beginning of the year	(33,843)	(58,386)
Increases	(75)	(8,330)
Uses	32,873	32,873
Value, at the end of the year	$ (33,918)	$ (33,843)	$ (58,386)